Intangible Assets and Deferred Costs	12 Months Ended
Mar. 31, 2016
Goodwill And Intangible Assets Disclosure [Abstract]
Intangible Assets and Deferred Costs

NOTE 8: — INTANGIBLE ASSETS AND DEFERRED COSTS

a.	Composition:

	March 31,
	2016	2015
Cost:
Product and distribution rights	$77,379	$77,433
Deferred charges in respect of debentures from institutional investors	—	193
Other deferred costs	1,541	1,541
	78,920	79,167
Accumulated amortization and impairment charges:
Product and distribution rights	67,003	64,229
Impairment	2,042	—
Deferred charges in respect of debentures from institutional investors	—	193
Other deferred costs	1,541	1,541
	70,586	65,963
	$8,334	$13,204

b.	Amortization expenses related to product and distribution rights were $2,947, $3,318and $3,617 for the years ended March 31, 2016, 2015 and 2014, respectively.
c.	As of March 31, 2016, the estimated amortization expense of product and distribution rights for 2017 to 2021 is as follows: 2017—$2,241; 2018—$1,779; 2019—$360; 2020—$341; 2021—$294.
d.	The weighted-average amortization period for product rights is approximately 5 years.
e.	During the year ended March 31, 2016, the Company recorded a $2,042 impairment charge primarily related to certain intellectual property as the Company is no longer selling a certain product.